Other taxes receivable & Other taxes payable - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other taxes receivable:
Value-added taxes	$ 3,527	$ 8,013
Other taxes receivable	219	28
Other taxes receivable	3,746	8,041
Current	3,746	4,227
Non-Current	0	3,814
Other taxes payable:
Value-added taxes	4,258	7,964
Withholding Tax	6,628	7,319
Other taxes payable	592	337
Other taxes payable	11,478	15,620
Current	11,478	13,994
Non-Current	$ 0	$ 1,626